Cash and Cash Equivalent (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalent [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2022	2023
Denominated in NIS	37,812	24,537
Denominated in USD	639,318	278,993
Denominated in GBP	2,643	663
Denominated in EURO	4,176	3,913
Denominated in CHF	1,380	1,437
Other	33	28
	685,362	309,571